Accumulated Other Comprehensive Income Loss (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Unrealized holding gains (losses) on investments CNY	Dec. 31, 2012 Unrealized holding gains (losses) on investments CNY	Dec. 31, 2013 Foreign currency translation adjustment CNY	Dec. 31, 2012 Foreign currency translation adjustment CNY	Dec. 31, 2013 Unrecognized tax benefit CNY	Dec. 31, 2012 Unrecognized tax benefit CNY	Dec. 31, 2011 Unrecognized tax benefit CNY
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (60,908,837)	(368,723,831)	$ (66,278,439)	(401,229,786)		69,135,783	39,364,932	(466,273,725)	(469,008,829)	28,414,111	28,414,111	28,414,111
Foreign currency translation	(483,424)	(2,926,501)	451,808	2,735,104	(84,727,808)			(2,926,501)	2,735,104
Unrealized holding gain (losses)	(266,736)	(1,614,739)	11,420,418	69,135,783	(15,997,558)	(1,614,739)	69,135,783
Amounts reclassified from accumulated other comprehensive loss			(6,502,624)	(39,364,932)			(39,364,932)
Ending balance	$ (61,658,997)	(373,265,071)	$ (60,908,837)	(368,723,831)	(401,229,786)	67,521,044	69,135,783	(469,200,226)	(466,273,725)	28,414,111	28,414,111	28,414,111